Document and Entity Information	9 Months Ended
Sep. 30, 2022
Cover [Abstract]
Document Type	6-K/A
Amendment Flag	false
Document Period End Date	Sep. 30, 2022
Current Fiscal Year End Date	--12-31
Entity Registrant Name	Immunocore Holdings plc
Entity Central Index Key	0001671927